Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions such as the fair value of warrants and stock options and to accrue for clinical trials in process that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive

Officer, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: Specialized BioTherapeutics and Public Health Solutions.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Furniture and equipment and right of use assets with finite lives are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company did not record any impairment of long-lived assets for the years ended December 31, 2025 and 2024.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosures about the fair value of financial instruments are based on pertinent information available to the Company on December 31, 2025 and 2024. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

Fair Value valuation techniques include a three-level hierarchy based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
●	Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts payable, accrued expenses, and accrued compensation approximate their fair value based on the short-term maturity of these instruments.

Deferred Issuance Costs

Deferred Issuance Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred issuance costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid-in capital generated as a result of the issuance.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with applicable accounting guidance. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries, share-based compensation, employee benefits, equipment depreciation and allocation of various corporate costs.

Share-Based Compensation

Share-Based Compensation

Stock options are issued with an exercise price equal to the market price on the date of grant. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position, the options will expire within three months, unless otherwise extended by the Board.

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”) and 2015 Equity Incentive Plan (the “2015 Plan”). The 2025 Plan and 2015 Plan provide for the grant of stock options, restricted stock, deferred stock and unrestricted stock to the Company’s employees and non-employees (including consultants). The shares issued under the 2025 Plan and the 2015 Plan are registered on Form S-8. Stock compensation expense for equity-classified awards to non-employees is measured on the date of grant and is recognized when the services are performed.

The fair value of options issued during the years ended December 31, 2025 and 2024 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of six years;
●	volatility of 116% - 127% for 2025 and 108% - 130% for 2024; and
●	risk-free interest rates ranging from 3.77% to 4.06% in 2025 and ranging from 4.16% to 4.76% in 2024.

The fair value of each option grant made during 2025 and 2024 was estimated on the date of each grant and recognized as share-based compensation expense ratably over the option vesting periods, which approximates the requisite service period.

Leases

Leases

The Company accounts for leases in accordance with Accounting Standards Codification Topic 842, Leases (“ASC 842”). At contract inception, the Company determines if an arrangement is or contains a lease and whether the lease is classified as an operating lease or finance lease based on criteria set forth in ASC 842. The Company recognizes a right-of-use asset and a corresponding lease liability at the lease commencement date for all leases with a term greater than twelve months. Lease liabilities are measured at the present value of future lease payments, discounted using the interest rate implicit in the lease when readily determinable. If the implicit rate is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the lease commencement date. The lease term includes the noncancelable period of the lease together with periods covered by renewal options that the Company is reasonably certain to exercise and periods covered by termination options that the Company is reasonably certain not to exercise. The Company recognizes operating lease expense on a straight-line basis over the lease term which is included in operating expenses in the accompanying consolidated statements of operations.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

The Company’s UK Subsidiary’s functional currency, the British Pound, is translated into the U.S. Dollar for reporting purposes during consolidation, with related translation adjustments reported as a cumulative translation adjustment, which is a component of accumulated other comprehensive income. The Company recognizes foreign currency-related transaction gains or losses as a component of net loss when incurred. Such transaction-related foreign currency gains or losses were de minimus for the years ended December 31, 2025 and 2024.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company sold its 2024 and 2023 New Jersey NOL carryforwards resulting in the recognition of income tax benefits, net of transaction costs of $506,615 and $409,114 during the years ended December 31, 2025 and 2024, respectively. Both amounts were recorded as receivables and are included in prepaid expenses and other current assets on the accompanying consolidated balance sheets as of December 31, 2025 and 2024, respectively.

The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2025 and 2024. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2025 or 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update enhances the transparency and decision-usefulness of income tax disclosures, providing investors with additional information to better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows.

The standard requires public entities to disclose additional disaggregation of information in the effective tax rate reconciliation, including specified categories. Additionally, entities must provide separate disclosure of significant reconciling items and expanded disclosure of income taxes paid by jurisdiction.

ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. We have adopted ASU 2023-09 for the year ended December 31, 2025, and have updated our income tax disclosures accordingly. The adoption of this standard did not impact the recognition or measurement of our financial statements but resulted in enhanced income tax related disclosures in the notes to the consolidated financial statements.

Loss Per Share

Loss Per Share

Basic earnings per share (“EPS”) is computed by dividing loss applicable to common stockholders by the weighted-average number of common shares outstanding for the period.

The following table summarizes outstanding instruments which were not included in the computation of diluted EPS as to do so would have been antidilutive:

	December 31,	December 31,
	2025	2024
Common stock purchase warrants	6,798,141	1,467,581
Stock options	893,355	229,919
Convertible debt	—	360,335
Total	7,691,496	2,057,835